Stockholders' equity	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Stockholders' equity
16.	Stockholders’ equity

(1)	Common stock

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2012, 2013 and 2014 have resulted from the following:

Number of shares
Balance at March 31, 2011	1,004,636,664
Exercise of stock acquisition rights	1,500

Balance at March 31, 2012	1,004,638,164
Stock issued under exchange offering	7,312,042

Balance at March 31, 2013	1,011,950,206
Exercise of stock acquisition rights	134,800
Conversion of zero coupon convertible bonds	32,622,761

Balance at March 31, 2014	1,044,707,767

At March 31, 2014, 142,865,832 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by the resolution of the Board of Directors during the fiscal years ended March 31, 2012, 2013 and 2014.

(2)	Retained earnings

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2014 was 275,382 million yen. The appropriation of retained earnings for the fiscal year ended March 31, 2014, including cash dividends for the six-month period ended March 31, 2014, has been incorporated in the accompanying consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Corporation held on May 13, 2014 and was then recorded in the statutory books of account, in accordance with the Companies Act.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 19,080 million yen and 20,650 million yen at March 31, 2013 and 2014, respectively.

(3)	Other comprehensive income

Other comprehensive income for the fiscal years ended March 31, 2012 and 2013 were comprised of the following:

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2012:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*[1]	30,370	(10,637)	13,079
Less : Reclassification adjustment included in net income	3,417	(1,240)	2,177
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(177)	(70)	(247)
Less : Reclassification adjustment included in net income	911	(125)	786
Pension liability adjustment*[1]	(29,239)	(3,934)	(34,668)
Foreign currency translation adjustments —
Translation adjustments arising during the period*[1]	(32,640)	74	(32,961)
Less : Reclassification adjustment included in net income*[2,3]	14,655	—	14,655

Other comprehensive income (loss)	(12,703)	(15,932)	(37,179)

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2013:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*[1]	114,599	(36,198)	63,596
Less : Reclassification adjustment included in net income	(34,686)	14,328	(20,358)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(69)	12	(57)
Less : Reclassification adjustment included in net income	615	(250)	365
Pension liability adjustment*[1]	(8,476)	1,853	(4,983)
Foreign currency translation adjustments —
Translation adjustments arising during the period*[1]	160,425	(2,534)	159,149
Less : Reclassification adjustment included in net income*[2]	3,927	—	3,927

Other comprehensive income (loss)	236,335	(22,789)	201,639

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal year ended March 31, 2014 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2013	109,079	(742)	(191,816)	(556,016)	(639,495)
Other comprehensive income before reclassifications	24,388	103	6,896	158,884	190,271
Amounts reclassified out of accumulated other comprehensive income	(5,078)	639	4,987	—	548

Net current-period other comprehensive income	19,310	742	11,883	158,884	190,819
Less: Other comprehensive income attributable to noncontrolling interests	880	—	106	1,923	2,909

Balance at March 31, 2014	127,509	—	(180,039)	(399,055)	(451,585)

*1	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.

*2	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of the liquidation or sale of certain foreign subsidiaries and affiliates.

*3	The amount transferred during the fiscal year ended March 31, 2012 includes losses of 12,772 million yen as a result of the other-than-temporary impairment loss on the shares of S-LCD. Refer to Note 5.

Reclassifications out of accumulated other comprehensive income for the fiscal year ended March 31, 2014 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income	Affected line items in consolidated statements of income
Unrealized gains (losses) on securities	(881)	Financial services revenue
	(7,801)	Gain on sale of securities investments, net
	447	Loss on devaluation of securities investments
	14	Other

Total before tax	(8,221)
Tax expense or (benefit)	3,143

Net of tax	(5,078)

Unrealized gains (losses) on derivative instruments	471	Interest
	348	Foreign exchange loss, net

Total before tax	819
Tax expense or (benefit)	(180)

Net of tax	639

Pension liability adjustment	5,440	*
Tax expense or (benefit)	(453)

Net of tax	4,987

Total amounts reclassified out of accumulated other comprehensive income, net of tax —	548

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests

Net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Net income (loss) attributable to Sony Corporation’s stockholders	(455,038)	41,540	(128,369)
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(640)	(57,364)	28

Change from net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	(455,678)	(15,824)	(128,341)

In September 2012, Sony conducted a tender offer to purchase additional common shares of So-net Entertainment Corporation (“So-net”). As a result, Sony’s equity ownership increased to 95.95%. On January 1, 2013, Sony acquired the remaining 4.05% equity ownership of So-net through a share exchange. The difference between cash consideration paid or the fair value of the shares of Sony delivered to the noncontrolling interests and the decrease in the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 38,715 million yen. So-net subsequently changed its name to So-net Corporation, effective July 1, 2013.

In March, 2013, Sony completed the acquisition of an additional 32.39% of the shares of Multi Screen Media Private Limited (“MSM”), which operates television networks in India. As a result of this transaction, Sony’s total equity interest in MSM increased to 94.39%. The aggregate cash consideration for the additional shares was 271 million U.S. dollars, of which 145 million U.S. dollars was paid at the closing of the transaction. An additional 63 million U.S. dollars was paid during the fiscal year ended March 31, 2014 and 21 million U.S. dollars was paid on April 15, 2014. The remaining 42 million U.S. dollars will be paid on April 15, 2015. The difference between cash consideration paid and the decrease in the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 18,450 million yen.